Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
A condensed summary of the financial information for equity accounted investments 50.1% owned by the Company shown on a 100% basis are as follows:

	December 31, 2019
	Space Gas Inc.	Financial Power Inc.	Cannes View Inc.	Colorado Oil and Gas Inc	Frost Investments Corp Inc.
Current assets	2,237,644	1,745,681	2,560,065	2,265,263	13,693,747
Non-current assets	13,221,364	13,229,810	14,532,274	12,801,053	20,396,424
Current liabilities	1,426,128	1,583,998	1,702,293	2,488,495	2,653,152
Long-term liabilities	5,530,995	5,530,995	7,792,274	6,818,237	10,757,210
Revenues	3,362,478	3,281,896	2,707,338	2,032,648	2,047,026
Operating income/(loss)	1,122,467	477,559	872,331	(85,071)	(370,748)
Net income/(loss)	854,885	212,498	627,671	(303,415)	(420,191)